Brumadinho dam failure - De-characterization of other dams in Brazil (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
De-characterization of dams
Provisions.
Provisions	$ 2,289	$ 2,489
De-characterization of upstream structures
Provisions.
Provisions	369
Provision for total expected costs to carry out all de-characterization projects	369
De-characterization of other structures
Provisions.
Provisions	248
Provision for total expected costs to carry out all de-characterization projects	$ 248